ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of allowances for accounts receivable is as follows:
Beginning of the year	$ 10,163	$ 1,087,465	$ 3,189,110
Reversal during the year	(2,750)	(1,053,041)	(2,026,567)
Foreign exchange effect	580	(24,261)	(75,078)
Closing balance	7,993	10,163	1,087,465
Allowances reversed during the period	$ 2,750	$ 1,053,041	$ 2,026,567